Income Taxes - Schedule of Principal Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Income Tax Disclosure [Abstract]
Operating lease liabilities	$ 135,862	$ 145,617
Compensation and benefits	187,818	274,342
Investments in associated companies	35,358	36,345
Long-term debt	65,037	42,423
Deferred tax assets, gross	178,451	179,133
Deferred tax assets gross	602,526	677,860
Valuation allowance	(11,922)	(15,958)
Deferred tax assets	590,604	661,902
Amortization of intangible assets	(62,123)	(65,683)
Operating lease right-of-use asset	(126,150)	(138,708)
Deferred tax liabilities, other	(74,784)	(63,824)
Deferred tax liabilities, gross	(263,057)	(268,215)
Net deferred tax asset	$ 327,547	$ 393,687